DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value by Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities
Derivative [Line Items]
Gross Liability	$ (800)	$ (1,424)
Other Assets
Derivative [Line Items]
Gross Asset	10,102	0
Other Receivables, net
Derivative [Line Items]
Gross Asset	3,408	0
Foreign currency forward contracts: | Designated as Hedging Instrument | Accrued Liabilities
Derivative [Line Items]
Gross Liability	(222)
Foreign currency forward contracts: | Designated as Hedging Instrument | Other Assets
Derivative [Line Items]
Gross Asset	0
Foreign currency forward contracts: | Designated as Hedging Instrument | Other Receivables, net
Derivative [Line Items]
Gross Asset	2,183
Foreign currency forward contracts: | Non-designated cash flow hedges | Accrued Liabilities
Derivative [Line Items]
Gross Liability	(578)	(1,424)
Foreign currency forward contracts: | Non-designated cash flow hedges | Other Assets
Derivative [Line Items]
Gross Asset	0	0
Foreign currency forward contracts: | Non-designated cash flow hedges | Other Receivables, net
Derivative [Line Items]
Gross Asset	202	$ 0
Interest rate swap contracts: | Accrued Liabilities
Derivative [Line Items]
Gross Liability	0
Interest rate swap contracts: | Other Assets
Derivative [Line Items]
Gross Asset	10,102
Interest rate swap contracts: | Other Receivables, net
Derivative [Line Items]
Gross Asset	0
Bunker fuel hedges | Accrued Liabilities
Derivative [Line Items]
Gross Liability	0
Bunker fuel hedges | Other Assets
Derivative [Line Items]
Gross Asset	0
Bunker fuel hedges | Other Receivables, net
Derivative [Line Items]
Gross Asset	$ 1,023